First Trust Developed Markets ex-US AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended	176 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Developed Markets Ex-US™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		53.17%	11.76%	9.37%
Nasdaq Developed Markets Ex-US™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		34.23%	8.86%	8.39%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	9.46%	8.55%	7.51%	6.53%
First Trust Developed Markets ex-US AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			51.78%	10.77%	8.51%		5.97%
Performance Inception Date		Apr. 18, 2011
First Trust Developed Markets ex-US AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			49.62%	9.18%	7.25%		4.88%
First Trust Developed Markets ex-US AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			30.54%	7.66%	6.20%		4.22%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.